Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET:

	December 31
	2023	2022
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	4,927	4,538
Furniture and office equipment	407	407
Leasehold improvements	657	657
Production equipment	1,206	668
Computers and software	4,139	3,270
	11,336	9,540
Less: accumulated depreciation	(8,382)	(6,750)
Property and equipment, net	2,954	2,790

Depreciation expenses were $1,632 thousand, $1,377 thousand and $1,099 thousand for the years ended December 31, 2023, 2022 and 2021, respectively. During the years ended December 31, 2023, 2022 and 2021, there were no impairments of property and equipment.